Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Current	$ 127,396.6		$ 99,561.7
Non current	4,124.3	$ 137.9	3,910.7
Investment in equity and debt instruments at FVTOCI	131,520.9		103,472.4
Debt securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	127,396.6		98,971.6
Debt securities [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	51,966.5		31,288.8
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	51,790.0		40,753.6
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	12,824.2		11,151.3
Debt securities [member] | Asset-backed securities [Member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	10,815.9		15,670.3
Debt securities [member] | Commercial paper [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI			107.6
Equity instruments [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	4,124.3		4,500.8
Equity instruments [member] | Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	$ 4,124.3		3,910.7
Equity instruments [member] | Publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI			$ 590.1